ACQUISITION OF CHESSER RESOURCES	12 Months Ended
Dec. 31, 2023
ACQUISITION OF CHESSER RESOURCES
ACQUISITION OF CHESSER RESOURCES

8.   ACQUISITION OF CHESSER RESOURCES

On September 20, 2023, the Company acquired a portfolio of exploration projects in eastern Senegal, including the flagship Diambu Sud project, through the acquisition of Chesser Resources Limited ("Chesser").

The transaction did not qualify as a business combination under IFRS 3, Business Combinations, as significant inputs and processes that together constitute a business were not identified, given the early stage of exploration and evaluation of the projects acquired. The acquisition was therefore accounted for as an asset acquisition, and the purchase price was allocated to the assets acquired and liabilities assumed, based on their relative fair values at the date of acquisition. Acquisition costs were capitalized as part of the cost of assets acquired.

The cost of acquisition includes the fair value of the Fortuna shares issued to acquire Chesser, based on the issuance of 15,545,368 Fortuna shares at $2.93 per share, the Fortuna acquisition costs related to the acquisition, and the settlement of taxes related to the transaction. These taxes relate to the capital gain on the indirect disposition of the exploration projects in Senegal, and related registration fees.

The Company advanced interest-bearing loans of $3.4 million Australian dollars ($2.2 million) to Chesser in advance of closing of the transaction. The loans, and related interest, were effectively settled upon closing of the transaction.

The consideration and allocation of purchase price to assets acquired and liabilities assumed are as follows:

Consideration transferred
Shares issued	$45,548
Acquisition costs	2,182
Settlement of loan facility from Fortuna	2,212
Capital gains taxes and registration fees	9,371
$59,313

Assets acquired and liabilities assumed
Cash and cash equivalents	$420
Other current assets	300
Property, plant and equipment	282
Exploration and evaluation assets	58,862
Current liabilities	(551)
$59,313